Grants	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Grants

NOTE 7:- GRANTS

On May 11, 2021, the Company entered into a grant agreement with the Propane Education & Research Council (“PERC”), a non-profit organization, approved by the United States Congress, established under the Propane Education and Research Act of 1996, with the purpose of investing in research and development of new technologies fueled by Propane gas (the “PERC Agreement”). According to the PERC Agreement, the Company will develop and manufacture until November 2023 (unless extended by PERC), as an independent contractor, an ecological system of sterling batteries using Propane (the “Project”), for the total consideration of $450 that will be paid upon completion of certain milestones, such as design of the product, testing the key components of the product, manufacturing of a prototype withing the efficiency standard set in the PERC Agreement, small scale manufacturing, beta testing and product launch (all together - the “Propane Grant”). As of the date at which the interim condensed financial statements were available to be issued, the Company did not receive any funds due to the Propane Grant.